Taxes - Summary of Calculation of Tax Rates (Parenthetical) (Detail)			12 Months Ended
	Mar. 01, 2019	Feb. 28, 2019	Dec. 31, 2020
Disclosure of effective income tax rate [Line Items]
Social contribution of tax rate	20.00%	15.00%	20.00%
Financial institutions [member]
Disclosure of effective income tax rate [Line Items]
Social contribution of tax rate			20.00%
Other Financial Subsidiaries [Member]
Disclosure of effective income tax rate [Line Items]
Social contribution of tax rate			15.00%
Nonfinancial Entities [Member]
Disclosure of effective income tax rate [Line Items]
Social contribution of tax rate			9.00%